Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2023 USD ($)
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Percentage of after-tax income	10.00%
Percentage of registered capital	50.00%
Reserve fund	¥ 20,155	¥ 14,872		$ 2,777,000
Development fund | ¥
Paid in capital (in Dollars)				161,035
Statutory reserves (in Dollars)				39,435
Restricted cash (in Dollars)				210,026
Additional Paid-in Capital [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Additional paid in capital (in Dollars)				$ 9,556
Statutory Surplus Reserve Fund [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Reserve fund | ¥	¥ 5,283	¥ 12,341	¥ 1,909
Private School Sector [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Percentage of after-tax income	25.00%